Debt Securities in Issue (Details) £ in Millions	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Debt Securities In Issue [Line Items]
Debt securities	£ 34,640			£ 31,580
Notional amount	179,050			163,361
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	13,091			12,911
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	15,952			12,760
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Debt securities	3,434			2,704
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,667			2,387
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	60			59
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	£ 436			£ 759